Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,889,504	$ 7,297,674
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	128,350	601,558
Percent of Total	6.79%	8.24%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	783,671	200,024
Percent of Total	41.47%	2.74%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	170,686	413,483
Percent of Total	9.03%	5.67%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	9,022	(10,705)
Percent of Total	0.48%	(0.15%)
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	598,654	1,804,353
Percent of Total	31.68%	24.73%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	52,989	310,030
Percent of Total	2.80%	4.25%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(200,728)	17,183
Percent of Total	(10.62%)	0.24%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	62,508	1,148,992
Percent of Total	3.31%	15.74%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	225,094	210,778
Percent of Total	11.91%	2.89%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(122)	32,728
Percent of Total	(0.01%)	0.45%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	13,190	(35,963)
Percent of Total	0.70%	(0.49%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(350,211)	99,571
Percent of Total	(18.53%)	1.36%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	6,043	92,918
Percent of Total	0.32%	1.27%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(35,083)	402,690
Percent of Total	(1.86%)	5.52%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	30,949	(83,625)
Percent of Total	1.64%	(1.15%)
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(199,049)	601,652
Percent of Total	(10.53%)	8.24%
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 593,541	$ 1,492,007
Percent of Total	31.42%	20.45%